Right-of-use assets (Details) - Schedule of Weighted Average Remaining Lease Terms	Dec. 31, 2023
Schedule Of Weighted Average Remaining Lease Terms Abstract
Weighted average remaining lease term (years)	2 years 9 months
Weighted average discount rate	3.65%